Note 19 - Accumulated Other Comprehensive Income - Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Unrealized gains on available-for-sale securities	$ 886 [1]
Income taxes	(301)
Net of tax	$ 585

[1]	Amounts in parentheses indicate expenses and other amounts indicate income.